UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a reinstatement.
							[   ]  adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	February 7, 2005

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		72
Form 13F Information Table Value Total:		$135,606


                                                                  FORM 13F INFORMATION TABLE
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2345    50260 SH       Sole                    50260
Avista (formerly Washington Wa COM              940688104      216    12200 SH       Sole                    12200
BP p.l.c. ADR                  COM              055622104     1734    29691 SH       Sole                    29691
BRE Properties                 COM              05564E106     2368    58756 SH       Sole                    57956               800
BellSouth Corp.                COM              079860102      447    16068 SH       Sole                    16068
Bristol-Myers Squibb           COM              110122108     2755   107550 SH       Sole                   106850               700
Bunge Ltd.                     COM              G16962105     2845    49900 SH       Sole                    49900
CSX Corp.                      COM              126408103      293     7300 SH       Sole                     7300
Chesapeake Energy Corp.        COM              165167107     1676   101600 SH       Sole                   100600              1000
ChevronTexaco Corporation      COM              166764100     7021   133706 SH       Sole                   133244               462
Con Agra Inc.                  COM              205887102      726    24638 SH       Sole                    24638
Consolidated Edison, Inc.      COM              209115104      214     4900 SH       Sole                     4900
DNP Select Income Fund (fmly.  COM              264324104     2174   182417 SH       Sole                   182417
Donnelley (RR) & Sons (New)    COM              257867101     2474    70100 SH       Sole                    69600               500
Dow Chemical Co.               COM              260543103      376     7604 SH       Sole                     7604
Du Pont                        COM              263534109     3138    63980 SH       Sole                    63980
Duke-Weeks Realty Corp.        COM              264411505      799    23400 SH       Sole                    22600               800
Edison International (formerly COM              281020107      426    13310 SH       Sole                    13310
Emerson Electric               COM              291011104     4017    57300 SH       Sole                    57000               300
ExxonMobil                     COM              30231g102     2216    43232 SH       Sole                    43232
General Electric               COM              369604103     1498    41033 SH       Sole                    41033
Gillette Co.                   COM              375766102     3446    76950 SH       Sole                    76450               500
GlaxoSmithKline plc            COM              37733W105     3353    70750 SH       Sole                    70250               500
Hawaiian Electric              COM              419870100     1545    53000 SH       Sole                    53000
Healthcare Property Investors, COM              421915109     1769    63900 SH       Sole                    63900
Healthcare Realty Trust        COM              421946104      427    10500 SH       Sole                    10500
Heinz (H.J.)                   COM              423074103     2331    59775 SH       Sole                    59475               300
Hillenbrand Industries         COM              431573104      622    11200 SH       Sole                    11200
Intel Corp.                    COM              458140100      744    31802 SH       Sole                    31802
Johnson & Johnson              COM              478160104     3041    47952 SH       Sole                    47952
Kimberly-Clark                 COM              494368103     1889    28700 SH       Sole                    28700
Liberty Media Corporation Clas COM              530718105     1607   146348 SH       Sole                   145308              1040
Liberty Media International Se COM              530719103      338     7311 SH       Sole                     7259                52
Lilly, Eli                     COM              532457108      935    16470 SH       Sole                    16470
Microsoft                      COM              594918104     3264   122154 SH       Sole                   121354               800
New Plan Excel Realty Trust    COM              648053106     2164    79900 SH       Sole                    79400               500
Norfolk Southern               COM              655844108      290     8000 SH       Sole                     8000
Oracle Corp.                   COM              68389X105     2198   160184 SH       Sole                   160184
PACCAR Inc.                    COM              693718108      330     4100 SH       Sole                     4100
PG&E Corporation               COM              69331C108     1012    30412 SH       Sole                    30412
Pepsico Inc.                   COM              713448108     2493    47765 SH       Sole                    47465               300
Pfizer Inc.                    COM              717081103     1598    59425 SH       Sole                    59425
Plum Creek Timber Company, Inc COM              729251108     3596    93550 SH       Sole                    93050               500
Preferred Voice, Inc.          COM              740432109        2    11376 SH       Sole                    11376
Procter & Gamble               COM              742718109    17945   325799 SH       Sole                   325799
Royal Dutch Petroleum          COM              780257804      290     5050 SH       Sole                     5050
SBC Communications             COM              78387G103     2727   105807 SH       Sole                   105223               584
Safeguard Scientifics          COM              786449108      381   179650 SH       Sole                   179650
Safeway Inc.                   COM              786514208      336    17000 SH       Sole                    17000
Sara Lee                       COM              803111103     2150    89057 SH       Sole                    88557               500
Schering Plough                COM              806605101     1279    61260 SH       Sole                    60760               500
Scottish Power PLC ADS (frmly  COM              81013t705      298     9557 SH       Sole                     9557
The India Fund                 COM              454089103      587    19800 SH       Sole                    19800
Unilever PLC                   COM              904767704     2506    63400 SH       Sole                    63400
Union Pacific Corp.            COM              907818108      370     5500 SH       Sole                     5500
United Dominion Realty Trust   COM              910197102      436    17600 SH       Sole                    17600
United Technologies            COM              913017109     2292    22180 SH       Sole                    22180
Verizon Corporation            COM              92343V104     1847    45600 SH       Sole                    45600
Washington REIT SBI            COM              939653101      237     7000 SH       Sole                     7000
ASA (Bermuda) Limited          COM              002050102     2801    69250 SH       Sole                    68750               500
Central Fund of Canada Ltd.    COM              153501101     2326   425300 SH       Sole                   425300
DRDGOLD Ltd (Fmly Durban Roode COM              26152H103      164   106500 SH       Sole                   106500
Freeport McMoRan Copper & Gold COM              35671D857      856    22400 SH       Sole                    22400
Goldcorp, Inc.                 COM              380956409     2424   161200 SH       Sole                   159700              1500
Hecla Mining                   COM              422704106      542    93000 SH       Sole                    93000
IAMGOLD Corporation            COM              450913108      845   127000 SH       Sole                   127000
Kinross Gold Corporation       COM              496902404      290    41200 SH       Sole                    41200
Newmont Mining                 COM              651639106     6539   147251 SH       Sole                   146251              1000
Pan American Silver Corp.      COM              697900108     1938   121300 SH       Sole                   121300
Lehman Brothers Holdings 6.5%  PFD              524908720     3574   131700 SH       Sole                   130700              1000
India Fund Rights Expires 1/31 WT               454089996        0 19800.00000 SH    Sole              19800.00000
Pimco High Income Fund Ser. T  COM              722014305      875       35 SH       Sole                       33                 2